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                                                      OMB Number:      3235-0582
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                                                      hours per response    14.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number      811-07677
                                   __________________________________________

                        Profit Funds Investment Trust
_____________________________________________________________________________
               Exact name of registrant as specified in charter)

          8720 Georgia Avenue, Suite 808 Silver Spring, Maryland 20910

_____________________________________________________________________________
(Address of principal executive offices)                (Zip code)

                                Eugene A. Profit

                          Profit Investment Management
                              8720 Georgia Avenue
                         Silver Spring, Maryland 20910
_____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     301-650-0059
                                                    _________________________

Date of fiscal year end:   September 30
                          ____________________

Date of reporting period: July 1, 2003 - June 30, 2004
                          _____________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are  to respond  to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Profit Funds Investment Trust
            _________________________________________________________________

By (Signature and Title)*        /s/ Eugene A. Profit
                         ____________________________________________________
                               Eugene A. Profit, President

Date     August 27, 2004
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


EXHIBIT A

-----------------------------------------------------------------------------------------------------------------------------
  (A)            (B)       (C)         (D)              (E)                                (F)       (G)      (H)      (I)
-----------------------------------------------------------------------------------------------------------------------------
Barr             BRL    068306109    10/23/03
Laboratories
                                                Directors recommended                     Issuer     Yes      For      For
                                                Incorporation in Delaware                 Issuer     Yes      For      For
                                                Increase in authorized shares             Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Cardinal Health  CAH    14149Y108    11/05/03
                                                Directors recommended                     Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Sysco            SYY    871829107    11/07/03
Corporation
                                                Directors recommended                     Issuer     Yes      For      For
                                                Increase in authorized shares             Issuer     Yes      For      For
                                                2003 Stock Incentive Plan                 Issuer     Yes      For      For
                                                Review policy on genetically            Security     Yes    Against    For
                                                engineered food                           Holder
-----------------------------------------------------------------------------------------------------------------------------
Cisco Systems    CSCO   17275R102    11/11/03
                                                Directors recommended                     Issuer     Yes      For      For
                                                Employee stock purchase plan              Issuer     Yes      For      For
                                                Appointment of independent auditors       Issuer     Yes      For      For
                                                Report to disseminate sales of Cisco    Security     Yes    Against    For
                                                products to state owned agencies          Holder
                                                Prepare report that shows the           Security     Yes    Against    For
                                                companies highest paid workers to the     Holder
                                                lowest paid workers
-----------------------------------------------------------------------------------------------------------------------------
Microsoft        MSFT   595918104    11/11/03
                                                Directors recommended                     Issuer     Yes      For      For
                                                Amendments to 2001 stock plan             Issuer     Yes      For      For
                                                Amendments to 1999 stock plan             Issuer     Yes      For      For
                                                Shareholder proposal                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Cendant          CD     151313103    04/20/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Article of incorporation                  Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Separation of CEO & Chairman            Security     Yes    Against    For
                                                                                          Holder
                                                CEO compensation                        Security     Yes    Abstain  Neither
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Walt Disney      DIS    254687106    03/03/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Labor standards in China -              Security     Yes    Against    For
                                                Harrington  Investments                   Holder
                                                Labor standards in China - NYCRS        Security     Yes      For     Against
                                                                                          Holder
                                                Theme Park Safety Report                Security     Yes    Against    For
                                                                                         Holder
-----------------------------------------------------------------------------------------------------------------------------
Health           HMA    421933102    02/17/04
Management
                                                Directors recommended                     Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Bank Of America  BAC    060505104    03/17/04
                                                Merger agreement                          Issuer     Yes      For      For
                                                Amended stock plan                        Issuer     Yes      For      For
                                                Increase authorized shares                Issuer     Yes      For      For
                                                Adjourn special meeting                   Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
SBC              SBC    78387G103    04/30/04
Communications
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Amendment to SBC bylaws                   Issuer     Yes      For      For
                                                Stockholder proposal A                  Security     Yes    Against    For
                                                                                          Holder
                                                Stockholder proposal B                  Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Wendy's          WEN    950590109    04/22/04
International
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Stock incentive plan                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Toll Brothers    TOL    889478103    03/18/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
SPX Corporation  SPW    784635104    04/28/04
                                                Directors recommended                     Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Kimberly Clark   KMB    494368103    04/29/04
Corporation
                                                Directors recommended                     Issuer     Yes      For      For
                                                Equity participation plan                 Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Restated rights agreement               Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Verizon          VZ     92343V104    04/28/04
Communications
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Cumulative voting                       Security     Yes    Against    For
                                                                                          Holder
                                                Board composition                       Security     Yes    Against    For
                                                                                          Holder
                                                Separate chairman & CEO                 Security     Yes    Against    For
                                                                                          Holder
                                                Future poison pill                      Security     Yes    Against    For
                                                                                          Holder
                                                Executive retirement plans              Security     Yes    Against    For
                                                                                          Holder
                                                Options based on tracking stock         Security     Yes    Against    For
                                                                                          Holder
                                                Diversity report on stock grants        Security     Yes    Against    For
                                                                                          Holder
                                                Report on political contributions       Security     Yes    Against    For
                                                                                          Holder
                                                Number portability fees                 Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Merck & Co       MRK    589331107    04/27/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Declassify board of directors             Issuer     Yes      For      For
                                                Management compensation                 Security     Yes    Against    For
                                                                                          Holder
                                                Extension of prescription               Security     Yes    Against    For
                                                drug patents                              Holder
                                                Ethical & social performance            Security     Yes    Against    For
                                                                                          Holder
                                                Shareholder resources for politics      Security     Yes    Against    For
                                                                                          Holder
                                                Global HIV epidemics                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Guidant          GDT    401698105    05/18/04
Corporation
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Future stock options                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Washington       WM     939322103    04/20/04
Mutual
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Specific compensation program           Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Polaris          PII    731068102    04/22/04
Industries
                                                Directors recommended                     Issuer     Yes      For      For
                                                Senior executive incentive plan           Issuer     Yes      For      For
                                                Long term incentive plan                  Issuer     Yes      For      For
                                                Stock option plan                         Issuer     Yes      For      For
                                                Any other business before meeting         Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Amerus Group     AMH    03072M108    05/13/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Articles of incorporation                 Issuer     Yes      For      For
                                                Stock option plan                         Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
American         ASD    029712106    05/04/04
Standard Company
                                                Directors recommended                     Issuer     Yes      For      For
                                                Increase authorized shares                Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
General Dynamics GD     369550108    05/05/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Equity compensation plan                  Issuer     Yes      For      For
                                                Poison pills                            Security     Yes    Against    For
                                                                                          Holder
                                                Foreign military sales                  Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Berkshire        BRKA   084670108    05/01/04
Hathaway
                                                Directors recommended                     Issuer     Yes      For      For
                                                Political contributions                 Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Pitney Bowes     PTB    724479100    05/10/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Political contributions                 Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Health Net       HNT    42222G108    05/13/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Restate certificate of incorporation      Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
ChevronTexaco    CVX    166764100    04/28/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Stockholders right plan policy            Issuer     Yes      For      For
                                                Long-term incentive plan                  Issuer     Yes      For      For
                                                HIV, tuberculosis, Malaria              Security     Yes    Against    For
                                                                                          Holder
                                                Political disclosure                    Security     Yes    Against    For
                                                                                          Holder
                                                Director election vote                  Security     Yes    Against    For
                                                                                          Holder
                                                Report on Ecuador                       Security     Yes    Against    For
                                                                                          Holder
                                                Renewable energy                        Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Intel            INTC   458140100    05/19/04
Corporation
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Equity incentive plan                     Issuer     Yes      For      For
                                                Expensing of stock options              Security     Yes    Against    For
                                                                                          Holder
                                                Performance vesting stock               Security     Yes    Against    For
                                                                                          Holder
                                                Performance base stock options          Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Republic         RSG    760759100    05/11/04
Services
                                                Directors recommended                     Issuer     Yes      For      For
                                                Adjournment of meeting                    Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
CSX Corporation  CSX    126408103    05/05/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Executive compensation                  Security     Yes    Against    For
                                                                                          Holder
                                                Poison pill provisions                  Security     Yes    Against    For
                                                                                          Holder
                                                Severance agreements                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
EMC Corporation  EMC    268648102    05/05/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Increase number of shares                 Issuer     Yes      For      For
                                                Employee stock purchase plan              Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Executive compensation                  Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.      PFE    717081103    04/22/04
                                               Directors recommended                     Issuer      Yes      For      For
                                               Appoint independent auditors              Issuer      Yes      For      For
                                               Approve 2004 stock plan                   Issuer      Yes      For      For
                                               HIV Epidemics                            Security     Yes    Against    For
                                                                                          Holder
                                               Political contributions                  Security     Yes    Against    For
                                                                                          Holder
                                               Supporting political entities            Security     Yes    Against    For
                                                                                          Holder
                                               Impose term limits on directors          Security     Yes    Against    For
                                                                                          Holder
                                               Increase access to Pfizer products       Security     Yes    Against    For
                                                                                          Holder
                                               Stock options                            Security     Yes    Against    For
                                                                                          Holder
                                               Vitro testing                            Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
General Electric GE     369604103    04/28/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Revenue measurement goals                 Issuer     Yes    Abstain  Against
                                                Cumulative voting                       Security     Yes    Against    For
                                                                                          Holder
                                                Animal testing                          Security     Yes    Against    For
                                                                                          Holder
                                                Nuclear risk                            Security     Yes    Against    For
                                                                                          Holder
                                                PCB cleaning costs                      Security     Yes    Against    For
                                                                                          Holder
                                                Offshore sourcing                       Security     Yes    Against    For
                                                                                          Holder
                                                Sustainability index                    Security     Yes    Against    For
                                                                                          Holder
                                                Compensation committee                  Security     Yes      For     Against
                                                                                          Holder
                                                Pay disparity                           Security     Yes    Against    For
                                                                                          Holder
                                                Stock options and bonuses               Security     Yes    Against    For
                                                                                          Holder
                                                Limit outside directorships             Security     Yes    Against    For
                                                                                          Holder
                                                Independent board chairman              Security     Yes    Against    For
                                                                                          Holder
                                                Explore sale of company                 Security     Yes    Against    For
                                                                                          Holder
                                                Holding stock from stock options        Security     Yes    Against    For
                                                                                          Holder
                                                Board independence                      Security     Yes      For    Against
                                                                                          Holder
                                                Political contributions                 Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Global Sante Fe  GSF    G3930E101    06/09/04
Corporation
                                                Directors recommended                     Issuer     Yes      For      For
                                                Internet & telephone voting               Issuer     Yes      For      For
                                                Share ownership for directors             Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
XTO Energy       XTO    98385X106    05/18/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Increase authorized shares                Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
PMI Group        PMI    69344M101    05/27/04   Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Equity incentive plan                     Issuer     Yes      For      For
                                                Matching contributions                    Issuer     Yes      For      For
                                                Bonus incentive plan                      Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Bank of America  BAC    060505104    05/26/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Annual meeting date                     Security     Yes    Against    For
                                                                                          Holder
                                                Nomination of directors                 Security     Yes    Against    For
                                                                                          Holder
                                                Charitable contributions                Security     Yes    Against    For
                                                                                          Holder
                                                Mutual fund trading policies            Security     Yes    Against    For
                                                                                          Holder
                                                Privacy and information security        Security     Yes     Against   For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Cytec            CYTC   232946103    05/26/04
Corporations
                                                Directors recommended                     Issuer     Yes      For      For
                                                2004 common stock plan                    Issuer     Yes      For      For
                                                Employee stock plan                       Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Knight-Ridder    KRI    499040103    05/04/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Fannie Mae       FNM    313586109    05/25/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Employee stock purchase plan              Issuer     Yes      For      For
                                                Cumulative voting                       Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
AON Corporation  AOC    037389103    05/21/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Jones Apparel    JNY    480074103    05/19/04
Group
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Stock incentive plan                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Comcast          CMCSA  20030N101    05/26/04
corporation
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                2002 restricted stock plan                Issuer     Yes      For      For
                                                Articles of incorporation                 Issuer     Yes      For      For
                                                Two-thirds independent board            Security     Yes    Against    For
                                                                                          Holder
                                                Political contributions                 Security     Yes    Against    For
                                                                                          Holder
                                                Two directors                           Security     Yes    Against    For
                                                                                          Holder
                                                Limit compensation                      Security     Yes    Against    For
                                                                                          Holder
                                                Recapitalization plan                   Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Mattel Inc.      MAT    577081102    05/13/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Management compensation                 Security     Yes    Against    For
                                                                                          Holder
                                                Services of auditors                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Home Depot       HD     437076102    05/27/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Director term limits                    Security     Yes    Against    For
                                                                                          Holder
                                                Poison pill implementation              Security     Yes    Against    For
                                                                                          Holder
                                                Vesting performance goals               Security     Yes    Against    For
                                                                                          Holder
                                                ILO human standards                     Security     Yes    Against    For
                                                                                          Holder
                                                Severance agreements                    Security     Yes    Against    For
                                                                                          Holder
                                                Voting for directors                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
Charles River    CRL    159864107    05/12/04
Labbs
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Quest            DGX    74834L100    05/04/04
Diagnostics
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Exxon Mobil      XOM    30231G102    05/26/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Director restricted stock                 Issuer     Yes      For      For
                                                Political contributions                 Security     Yes    Against    For
                                                                                          Holder
                                                Contributions report                    Security     Yes    Against    For
                                                                                          Holder
                                                Equatorial Guinea                       Security     Yes    Against    For
                                                                                          Holder
                                                Chairman and CEO                        Security     Yes    Against    For
                                                                                          Holder
                                                Executive compensation                  Security     Yes    Against    For
                                                                                          Holder
                                                Equity compensation report              Security     Yes    Against    For
                                                                                          Holder
                                                Amendment of EEO Policy                 Security     Yes    Against    For
                                                                                          Holder
                                                Climate sciences report                 Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------
City National    CYN    178566105    04/28/04
Corporation
                                                Directors recommended                     Issuer     Yes      For      For
                                                Omnibus plan                              Issuer     Yes      For      For
                                                Variable bonus plan                       Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Limited Brands   LTD    532716107    05/17/04
                                                Directors recommended                     Issuer     Yes      For      For
                                                Increase authorized shares                Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Pactiv           PTV    695257105    05/14/04   Directors recommended                     Issuer     Yes      For      For
Corporation

                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
DTE Energy       DTE    233331107    04/29/04   Directors recommended                     Issuer     Yes      For      For

                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Apria            AHG    037933108    04/21/04   Directors recommended                     Issuer     Yes      For      For
Healthcare Group
-----------------------------------------------------------------------------------------------------------------------------
MGIC Investment  MTG    552848103    05/13/04   Directors recommended                     Issuer     Yes      For      For
Corporation
                                                Appoint independent auditors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
XCEL Energy      XEL    98389B100    05/20/04   Directors recommended                     Issuer     Yes      For      For
                                                Classification of Board of Directors      Issuer     Yes      For      For
                                                Stock plan for non-directors              Issuer     Yes      For      For
-----------------------------------------------------------------------------------------------------------------------------
Staples Inc.     SPLS   855030102    06/17/04   Directors recommended                     Issuer     Yes      For      For
                                                Stock incentive plan                      Issuer     Yes      For      For
                                                1998 Employee stock purchase plan         Issuer     Yes      For      For
                                                International stock purchase plan         Issuer     Yes      For      For
                                                Appoint independent auditors              Issuer     Yes      For      For
                                                Shareholders rights plans               Security     Yes    Against    For
                                                                                          Holder
                                                Poison pills                            Security     Yes    Against    For
                                                                                          Holder
                                                Executive compensation                  Security     Yes    Against    For
                                                                                          Holder
                                                Auditor independence                    Security     Yes    Against    For
                                                                                          Holder
-----------------------------------------------------------------------------------------------------------------------------